Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2016
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements

In connection with our acquisition of NYSE, Intercontinental Exchange, Inc., or ICE, and NYSE Holdings LLC, or NYSE Holdings, established various guarantees to protect against structural subordination of each entity’s existing indebtedness. NYSE Holdings is our 100% owned subsidiary and fully and unconditionally guarantees, on an unsecured and unsubordinated basis, the payment of principal, premium, if any, and interest of our senior notes. Similarly, ICE fully and unconditionally guarantees, on an unsecured and unsubordinated basis, the payment of principal, premium, if any, and interest of the NYSE USD Notes. The guarantees will remain in place until the NYSE USD Notes mature in October 2017.

The following consolidating financial information sets forth, under the equity method of accounting, the condensed consolidating statements of income and comprehensive income, the condensed consolidating balance sheets, and the condensed consolidating statements of cash flows for (i) ICE (Parent); (ii) NYSE Holdings; (iii) the subsidiary non-guarantors; (iv) elimination entries necessary to consolidate each of ICE (Parent) and NYSE Holdings with the non-guarantor subsidiaries; and (v) on a consolidated basis. The condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements.

Intercontinental Exchange, Inc.
Condensed Consolidating Balance Sheets
As of December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$1	$—	$406	$—	$407
Intercompany receivable	2,340	—	—	(2,340)	—
Margin deposits and guaranty funds	—	—	55,150	—	55,150
Notes receivable from affiliate, current	—	281	23	(304)	—
Other current assets	—	—	1,576	—	1,576
Total current assets	2,341	281	57,155	(2,644)	57,133
Property and equipment, net	—	—	1,129	—	1,129
Other non-current assets:
Goodwill and other intangible assets, net	—	—	22,711	—	22,711
Investment in subsidiaries	23,266	13,238	—	(36,504)	—
Notes receivable from affiliate, non-current	620	5,958	6,373	(12,951)	—
Other non-current assets	100	11	919	—	1,030
Total other non-current assets	23,986	19,207	30,003	(49,455)	23,741
Total assets	$26,327	$19,488	$88,287	$(52,099)	$82,003

Current liabilities:
Short-term debt	$1,642	$851	$—	$—	$2,493
Margin deposits and guaranty funds	—	—	55,150	—	55,150
Intercompany payable	—	1,935	405	(2,340)	—
Notes payable to affiliates, current	281	23	—	(304)	—
Other current liabilities	31	—	943	—	974
Total current liabilities	1,954	2,809	56,498	(2,644)	58,617
Non-current liabilities:
Long-term debt	3,871	—	—	—	3,871
Notes payable to affiliates, non-current	4,781	1,592	6,578	(12,951)	—
Other non-current liabilities	4	—	3,721	—	3,725
Total non-current liabilities	8,656	1,592	10,299	(12,951)	7,596
Total liabilities	10,610	4,401	66,797	(15,595)	66,213
Redeemable non-controlling interest	—	—	36	—	36

Equity:
Total shareholders' equity	15,717	15,087	21,417	(36,504)	15,717
Non-controlling interest in consolidated subsidiaries	—	—	37	—	37
Total equity	15,717	15,087	21,454	(36,504)	15,754
Total liabilities and equity	$26,327	$19,488	$88,287	$(52,099)	$82,003

Intercontinental Exchange, Inc.
Condensed Consolidating Balance Sheets
As of December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$1	$—	$626	$—	$627
Intercompany receivable	3,176	—	—	(3,176)	—
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Notes receivable from affiliate, current	—	705	77	(782)	—
Other current assets	5	—	1,512	—	1,517
Total current assets	3,182	705	53,384	(3,958)	53,313
Property and equipment, net	—	—	1,037	—	1,037
Other non-current assets:
Goodwill and other intangible assets, net	—	—	22,837	—	22,837
Investment in subsidiaries	21,120	9,840	—	(30,960)	—
Notes receivable from affiliate, non-current	—	3,128	3,370	(6,498)	—
Other non-current assets	20	10	770	—	800
Total other non-current assets	21,140	12,978	26,977	(37,458)	23,637
Total assets	$24,322	$13,683	$81,398	$(41,416)	$77,987

Current liabilities:
Short-term debt	$2,591	$—	$—	$—	$2,591
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Intercompany payable	—	1,784	1,392	(3,176)	—
Notes payable to affiliates, current	358	—	424	(782)	—
Other current liabilities	36	—	947	—	983
Total current liabilities	2,985	1,784	53,932	(3,958)	54,743
Non-current liabilities:
Long-term debt	3,865	852	—	—	4,717
Notes payable to affiliates, non-current	2,629	741	3,128	(6,498)	—
Other non-current liabilities	35	—	3,617	—	3,652
Total non-current liabilities	6,529	1,593	6,745	(6,498)	8,369
Total liabilities	9,514	3,377	60,677	(10,456)	63,112
Redeemable non-controlling interest	—	—	35	—	35

Equity:
Total shareholders' equity	14,808	10,306	20,654	(30,960)	14,808
Non-controlling interest in consolidated subsidiaries	—	—	32	—	32
Total equity	14,808	10,306	20,686	(30,960)	14,840
Total liabilities and equity	$24,322	$13,683	$81,398	$(41,416)	$77,987

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing, net	$—	$—	$3,384	$—	$3,384
Data services	—	—	1,978	—	1,978
Listings and other revenues	—	—	596	—	596
Revenues	—	—	5,958	—	5,958
Transaction-based expenses	—	—	1,459	—	1,459
Revenues, less transaction-based expenses	—	—	4,499	—	4,499
Operating expenses:
Compensation and benefits	1	—	944	—	945
Acquisition-related transaction and integration costs	—	—	80	—	80
Technology and communication	—	—	374	—	374
Selling, general, administrative and other	1	—	322	—	323
Depreciation and amortization	—	—	610	—	610
Operating expenses	2	—	2,330	—	2,332
Operating income (loss)	(2)	—	2,169	—	2,167
Intercompany interest on loans	(21)	49	(28)	—	—
Other income (expense), net	(145)	(16)	23	—	(138)
Total other income (expense), net	(166)	33	(5)	—	(138)
Income (loss) before income taxes	(168)	33	2,164	—	2,029
Income tax expense (benefit)	—	—	580	—	580
Equity earnings from subsidiaries	1,590	1,201	—	(2,791)	—
Net income	$1,422	$1,234	$1,584	$(2,791)	$1,449
Net income attributable to non-controlling interest	—	—	(27)	—	(27)
Net income attributable to ICE	$1,422	$1,234	$1,557	$(2,791)	1,422

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$1,422	$1,234	$1,584	$(2,791)	$1,449
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(300)	—	(300)
Change in fair value of available-for-sale securities	—	—	134	—	134
Employee benefit plan adjustments	—	—	10	—	10
Total other comprehensive loss	—	—	(156)	—	(156)
Comprehensive loss of subsidiaries	(156)	(83)	—	239	—
Comprehensive income	1,266	1,151	1,428	(2,552)	1,293
Comprehensive income attributable to non-controlling interests	—	—	(27)	—	(27)
Comprehensive income attributable to ICE	$1,266	$1,151	$1,401	$(2,552)	$1,266

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing, net	$—	$—	$3,228	$—	$3,228
Data services	—	—	871	—	871
Listings and other revenues	—	—	583	—	583
Revenues	—	—	4,682	—	4,682
Transaction-based expenses	—	—	1,344	—	1,344
Revenues, less transaction-based expenses	—	—	3,338	—	3,338
Operating expenses:
Compensation and benefits	1	—	610	—	611
Acquisition-related transaction and integration costs	12	—	76	—	88
Technology and communication	—	—	203	—	203
Selling, general, administrative and other	1	—	311	—	312
Depreciation and amortization	—	—	374	—	374
Operating expenses	14	—	1,574	—	1,588
Operating income (loss)	(14)	—	1,764	—	1,750
Intercompany interest on loans	(5)	36	(31)	—	—
Other income (expense), net	(39)	(59)	1	—	(97)
Total other income (expense), net	(44)	(23)	(30)	—	(97)
Income (loss) before income taxes	(58)	(23)	1,734	—	1,653
Income tax expense	—	—	358	—	358
Equity earnings from subsidiaries	1,332	417	—	(1,749)	—
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Net income attributable to non-controlling interest	—	—	(21)	—	(21)
Net income attributable to ICE	$1,274	$394	$1,355	$(1,749)	$1,274

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(58)	—	(58)
Comprehensive income from equity method investment	—	—	2	—	2
Change in fair value of available-for-sale securities	—	—	(81)	—	(81)
Employee benefit plan adjustments	—	—	(5)	—	(5)
Total other comprehensive loss	—	—	(142)	—	(142)
Comprehensive loss of subsidiaries	(142)	(18)	—	160	—
Comprehensive income	1,132	376	1,234	(1,589)	1,153
Comprehensive income attributable to non-controlling interests	—	—	(21)	—	(21)
Comprehensive income attributable to ICE	$1,132	$376	$1,213	$(1,589)	$1,132

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing, net	$—	$—	$3,144	$—	$3,144
Data services	—	—	691	—	691
Listings and other revenues	—	—	517	—	517
Revenues	—	—	4,352	—	4,352
Transaction-based expenses	—	—	1,260	—	1,260
Revenues, less transaction-based expenses	—	—	3,092	—	3,092
Operating expenses:
Compensation and benefits	1	—	591	—	592
Acquisition-related transaction and integration costs	—	12	117	—	129
Technology and communication	—	—	188	—	188
Selling, general, administrative and other	1	—	401	—	402
Depreciation and amortization	—	—	333	—	333
Operating expenses	2	12	1,630	—	1,644
Operating income (loss)	(2)	(12)	1,462	—	1,448
Intercompany interest on loans	(2)	35	(33)	—	—
Other income (expense), net	(15)	(80)	54	—	(41)
Total other income (expense), net	(17)	(45)	21	—	(41)
Income (loss) from continuing operations before income taxes	(19)	(57)	1,483	—	1,407
Income tax expense (benefit)	(2)	—	404	—	402
Equity earnings from subsidiaries	998	535	—	(1,533)	—
Income from continuing operations	981	478	1,079	(1,533)	1,005
Income from discontinued operations, net of tax	—	—	11	—	11
Net income	$981	$478	$1,090	$(1,533)	$1,016
Net income attributable to non-controlling interest	—	—	(35)	—	(35)
Net income attributable to ICE	$981	$478	$1,055	$(1,533)	$981

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income (loss)	$981	$478	$1,090	$(1,533)	$1,016
Other comprehensive income (loss):
Foreign currency translation adjustments	—	1	(131)	—	(130)
Change in fair value of net investment hedge	—	—	21	—	21
Change in fair value of available-for-sale securities	—	—	55	—	55
Employee benefit plan adjustments	—	—	(117)	—	(117)
Total other comprehensive income (loss)	—	1	(172)	—	(171)
Comprehensive income of subsidiaries	1,362	185	—	(1,547)	—
Comprehensive income	2,343	664	918	(3,080)	845
Comprehensive income attributable to non-controlling interests	—	—	(35)	—	(35)
Comprehensive income attributable to ICE	$2,343	$664	$883	$(3,080)	$810

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by (used in) operating activities	$(850)	$1,381	$3,312	$(1,694)	$2,149
Investing activities:
Cash paid for acquisitions, net of cash acquired	—	—	(425)	—	(425)
Loans to subsidiaries	216	(2,406)	(2,949)	5,139	—
Capital expenditures and capitalized software development costs	—	—	(365)	—	(365)
Increase in restricted cash and investments	—	—	(38)	—	(38)
Other investing activities	—	—	(70)	—	(70)
Net cash provided by (used in) investing activities	216	(2,406)	(3,847)	5,139	(898)
Financing activities:
Repayments of commercial paper, net	(949)	—	—	—	(949)
Intercompany borrowing	2,075	1,025	2,039	(5,139)	—
Dividends to shareholders	(409)	—	—	—	(409)
Intercompany dividends	—	—	(1,694)	1,694	—
Repurchases of common stock	(50)	—	—	—	(50)
Other financing activities	(33)	—	(21)	—	(54)
Net cash provided by (used in) financing activities	634	1,025	324	(3,445)	(1,462)
Effect of exchange rates on cash and cash equivalents	—	—	(9)	—	(9)
Net decrease in cash and cash equivalents	—	—	(220)	—	(220)
Cash and cash equivalents, beginning of year	1	—	626	—	627
Cash and cash equivalents, end of year	$1	$—	$406	$—	$407

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by (used in) operating activities	$(162)	$77	$1,518	$(122)	$1,311
Investing activities:
Cash paid for acquisitions, net of cash acquired	(3,751)	—	—	—	(3,751)
Loans to subsidiaries	(383)	(730)	(1,371)	2,484	—
Proceeds from term deposits, net	—	1,084	—	—	1,084
Capital expenditures and capitalized software development costs	—	—	(277)	—	(277)
Increase in restricted cash and investments	5	—	(299)	—	(294)
Other investing activities	—	—	(60)	—	(60)
Net cash provided by (used in) investing activities	(4,129)	354	(2,007)	2,484	(3,298)
Financing activities:
Proceeds from debt facilities and commercial paper, net	4,158	—	—	—	4,158
Repayments of debt facilities	—	(1,028)	—	—	(1,028)
Intercompany borrowing	1,127	592	765	(2,484)	—
Dividends to shareholders	(331)	—	—	—	(331)
Intercompany dividends	—	—	(122)	122	—
Purchase of subsidiary shares from non-controlling interest	—	—	(128)	—	(128)
Repurchases of common stock	(660)	—	—	—	(660)
Other financing activities	(8)	—	(27)	—	(35)
Net provided by (cash used) in financing activities	4,286	(436)	488	(2,362)	1,976
Effect of exchange rates on cash and cash equivalents	—	—	(14)	—	(14)
Net decrease in cash and cash equivalents	(5)	(5)	(15)	—	(25)
Cash and cash equivalents, beginning of year	6	5	641	—	652
Cash and cash equivalents, end of year	$1	$—	$626	$—	$627
Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$(350)	$4,651	$(2,399)	$(439)	$1,463
Investing activities:
Cash paid for acquisitions, net of cash acquired	—	—	(577)	—	(577)
Loans to subsidiaries	—	(3,103)	(950)	4,053	—
Proceeds from IPO and sale of Euronext and sale of NYSE Technologies	—	—	2,274	—	2,274
Purchases of term deposits, net	—	(1,304)	54	—	(1,250)
Capital expenditures and capitalized software development costs	—	—	(250)	—	(250)
Increase in restricted cash and investments	—	—	(161)	—	(161)
Net cash provided by investing activities from continuing operations	—	(4,407)	390	4,053	36
Financing activities:
Repayments of debt facilities and commercial paper, net	(174)	—	(378)	—	(552)
Intercompany borrowing	1,502	(239)	2,790	(4,053)	—
Dividends to shareholders	(299)	—	—	—	(299)
Intercompany dividends	—	—	(439)	439	—
Purchase of subsidiary shares from non-recurring interest	—		(129)		(129)
Repurchase of common stock	(645)	—	—	—	(645)
Other financing activities	(30)	—	(18)	—	(48)
Net cash used in financing activities from continuing operations	354	(239)	1,826	(3,614)	(1,673)
Cash and cash equivalents from discontinued operations	—	—	(114)	—	(114)
Effect of exchange rates on cash and cash equivalents	—	—	(21)	—	(21)
Net increase (decrease) in cash and cash equivalents	4	5	(318)	—	(309)
Cash and cash equivalents, beginning of year	2	—	959	—	961
Cash and cash equivalents, end of year	$6	$5	$641	$—	$652